Pensions and Other Post-employment Benefit Obligations - Summary of Amounts Recognized in Unaudited Interim Consolidated Income Statement (Detail) - Consolidated Income Statement [member] - EUR (€)
€ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of changes in financial position [line items]
Current service cost	€ (5)	€ (7)	€ (11)	€ (13)
Past service cost	0	0	0	22
Net interest	(4)	(4)	(8)	(9)
Immediate recognition of gains / (losses) arising over the period	0	0	0	0
Administrative expenses	(1)	0	(1)	(1)
Total	(10)	(11)	(20)	(1)
Pension benefits [member]
Disclosure of changes in financial position [line items]
Current service cost	(3)	(4)	(8)	(9)
Past service cost	0	0	0	18
Net interest	(2)	(2)	(4)	(4)
Immediate recognition of gains / (losses) arising over the period	0	0	0	0
Administrative expenses	(1)	0	(1)	(1)
Total	(6)	(6)	(13)	4
Other benefits [member]
Disclosure of changes in financial position [line items]
Current service cost	(2)	(3)	(3)	(4)
Past service cost	0	0	0	4
Net interest	(2)	(2)	(4)	(5)
Immediate recognition of gains / (losses) arising over the period	0	0	0	0
Total	€ (4)	€ (5)	€ (7)	€ (5)